Remaining Unsatisfied Performance Obligations	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Remaining Unsatisfied Performance Obligations

19.	Remaining Unsatisfied Performance Obligations

Remaining Unsatisfied Performance Obligations (“RUPO”) consists of two components: (1) unearned revenue and (2) awarded but not started. Unearned revenue includes the revenue we expect to record in the future on in-progress contracts, including 100% of our consolidated joint venture contracts and our proportionate share of unconsolidated joint venture contracts. Contracts that are awarded, but not yet started, are included in RUPO once a contract has been fully executed and/or we have received formal “Notice to Proceed” from the project owner.

Although RUPO reflects business that we consider to be firm, deferrals, cancellations and/or scope adjustments may occur. RUPO is adjusted to reflect any known project cancellations, revisions to project scope and cost, foreign currency exchange fluctuations and project deferrals, as appropriate.

Fixed price contracts, particularly with federal, state and local government customers, are expected to continue to represent a majority of our total RUPO.

The following schedule shows the RUPO as of December 31, 2022, and December 31, 2021:

	Year ended
(Amounts in millions)	December 31, 2022	December 31, 2021
Remaining Unsatisfied Performance Obligations	$2,973	$2,218

The Company expects to recognize approximately 48% of its RUPOs as revenue during the next twelve months, and the balance thereafter.